Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Others (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Collateral and other commitments	R$ 2,507.7	R$ 2,428.9
Cash guarantees	682.6	729.2
Guarantees held for derivative instruments	R$ 1,152.8	R$ 1,023.5